Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value assets measured on a recurring basis

		December 31,
Description	Level	2021
Assets:
Investments held in Trust Account - U.S. Treasury Securities Money Market Fund	1	$139,410,739
Liabilities:
Warrant Liability - Private Placement Warrants	3	$3,351,600
Conversion Option Liability (see Note 5)	3	$6,892

Schedule of quantitative information regarding Level 3 fair value measurements

As of
December 31,
2021
Stock price	$10.04
Strike price	$11.50
Term (in years)	5.28
Volatility	8.3%
Risk-free rate	1.28%
Dividend yield	0.0%
Fair value of warrants	$0.49

Schedule of changes in the fair value of warrant liabilities

Private
Placement
Fair value as of January 1, 2021	$—
Initial measurement on January 11, 2021	7,729,200
Change in valuation inputs or other assumptions	(4,377,600)
Fair value as of December 31, 2021	$3,351,600

Schedule of derivative component of the obligation is initially valued and classified as a derivative liability

		December 20,
		2021
	December 31,	(Initial
	2021	Measurement)
Underlying warrant value	$0.0103	$0.0281
Exercise price	$0.75	$0.75
Holding period	0.28	0.31
Risk-free rate %	1.28%	1.19%
Volatility %	8.3%	9.3%
Dividend yield %	0.0%	0.0%

Schedule of change in the fair value of conversion option liability

Fair value as of January 1, 2021	$—
Initial measurement on December 20, 2021	18,727
Change in fair value	(11,835)
Fair value as of December 31, 2021	$6,892